Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Other Assets

	2023 £m	2022[1] £m
Insurance contract assets	1	–
Reinsurance contract assets	442	372
Investment in joint ventures and associates	401	385
Property, plant and equipment:
Investment properties (see below)	2,862	2,532
Premises	920	871
Equipment	1,170	1,285
Operating lease assets (see below)	6,523	4,816
Right-of-use assets (note 28)	1,055	1,156
	12,530	10,660
Settlement balances and items in the course of collection from banks	912	658
Prepayments	1,455	1,224
Deferred acquisition and origination costs	39	54
Other assets	1,364	1,183
Total other assets	17,144	14,536
1    Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.

Schedule of Property, Plant and Equipment	The table below analyses movements in level 3 investment properties, which are carried at fair value.

	2023 £m	2022 £m
At 1 January	2,532	3,612
Acquisition of new properties	450	60
Additional expenditure on existing properties	19	50
Change in fair value (note 7)	(87)	(511)
Disposals	(52)	(679)
At 31 December	2,862	2,532

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases	At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	Within 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023	1,336	857	680	309	70	4	3,256
At 31 December 2022	912	620	322	102	11	–	1,967
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2023 £m	2022 £m
Electric vehicles	3,259	1,610
Internal combustion engine vehicles	1,815	2,042
Hybrid vehicles	1,444	1,159
Other	5	5
Total operating lease assets	6,523	4,816